Unaudited Condensed Financial Statements	6 Months Ended
Jun. 30, 2023
Unaudited Condensed Financial Statements [Abstract]
UNAUDITED CONDENSED FINANCIAL STATEMENTS
NOTE 3:-	UNAUDITED CONDENSED FINANCIAL STATEMENTS

These unaudited condensed consolidated financial statements have been prepared as of June 30, 2023 and for the six months period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2022 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 30, 2023 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2023.